OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Other Liabilities [Abstract]
Deposit from direct financing lessees	$ 9,134,946	$ 3,038,012
Payable to an equipment provider for initial investment in direct financing lease	407,679	467,465
Accrued payroll	42,898	41,741
Other tax payable	510,147	299,533
Other payables	3,385	220,592
Total	$ 10,099,055	$ 4,067,343